Balance Sheet Details - Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	$ 653	$ 781
Flex note receivable
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	250	250
Clinical Supplies Business
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	119	178
Insurance
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	96	101
Rent
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	63	61
Research And Development
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	30	51
Other Current Assets
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid and other current assets	$ 95	$ 140